Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a)     Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").
(b)     Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires the Plan administrator to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
(c)    Risks and Uncertainties
The Plan invests in various investment instruments, including mutual funds, collective investment trusts, guaranteed investment contract, and the Provident Financial Services, Inc. common stock.
Investment securities in general are exposed to various risks, such as interest rate, credit, and market risk. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments will occur in the near-term and that such changes could materially affect the amounts reported in the financial statements.
The Plan does not invest directly in securities with contractual cash flows such as assets backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by subprime mortgage loans. However, some investment options within the Plan have underlying investments that may have exposure to some of these securities, depending on their investment strategies.
The Plan's exposure to a concentration of credit risk is limited by the diversification of investments across various participant-directed fund elections. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments, with the exception of the common stock fund of the parent company of the Bank.
The Plan provides for investment in the common stock of Provident Financial Services, Inc. (the “Company”), the parent company of the Bank. At December 31, 2025 and 2024, approximately 21% and 7% of the Plan’s net assets were invested in the common stock of the Company, respectively. The underlying values of the Company common stock are entirely dependent upon the financial performance of the Company, and the market’s evaluation of such performance.
(d)     Notes Receivable from Participants
Participant loans are classified as notes receivable from participants, which are segregated from Plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest.
(e) Investment Securities
Investment securities, other than fully benefit-responsive investment contracts, are reported at fair value. Fair value is the amount at which an asset may be purchased or sold in an orderly transaction between market participants. Purchases and sales of securities are recorded on the trade date.
For fully benefit-responsive investment contracts of a defined contribution plan, contract value is the relevant measurement attributable to that portion of the net assets available for benefits, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.
(f)      Income Recognition
Interest income is recorded as earned on the accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation in the fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year.
(g) Benefits Paid to Participants
Benefits are recorded when paid.
(h)     Impact of Recent Accounting Pronouncements
The Plan assessed recent accounting pronouncements, noting none that would impact the financial statements or notes to the financial statements.